Cash And Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2026
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

	Successor	Successor
	As of March 31, 2026	As of March 31, 2025
	US$’000	US$’000
Cash on hand	9	5
Cash in bank	124,283	54,898
Time deposits	27,693	18,047
Total cash and cash equivalents	151,985	72,950